Financial Risk Management (Details) € in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Currency risk
Financial risk management
Largest currency exposure | $				$ 1.3
Credit risk
Financial risk management
Credit loss allowance for other financial asset at amortized cost		€ 0	€ 0		€ 0
EURIBOR | Interest rate risk
Financial risk management
Increase in interest rate profit before tax	€ 5,900	€ 2,100	€ 1,500
Borrowings, interest rate		3.90%	2.00%	2.90%	2.90%
Minimum | EURIBOR | Interest rate risk
Financial risk management
EURIBOR interest rate floor (in percent)				0.00%	0.00%
Maximum | EURIBOR | Interest rate risk
Financial risk management
EURIBOR interest rate floor (in percent)				100.00%	100.00%
USD | Currency risk
Financial risk management
Percentage of reasonably possible decrease in exchange rate (in percent)				10.00%	10.00%
Decrease in result before tax due to reasonably possible decrease in exchange rate	(1,800)	€ (4,600)	€ (30)
GBP | Currency risk
Financial risk management
Percentage of reasonably possible decrease in exchange rate (in percent)				10.00%	10.00%
Decrease in result before tax due to reasonably possible decrease in exchange rate	€ (700)	€ (1,400)